Expense Example {- Freedom Income Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom Income Portfolio	Apr. 30, 2022 USD ($)
VIP Freedom Income Portfolio-Initial VIP
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	443
VIP Freedom Income Portfolio-Service VIP
Expense Example:
1 year	46
3 years	144
5 years	252
10 years	567
VIP Freedom Income Portfolio-Service 2 VIP
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750